UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		05/16/2011
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: 4,210,596,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
AMR Corp					COM			001765106	37,462 		5,799,104 	x				 				5,799,104
Apple Inc					COM			037833100	69,690 		200,000 	x				 				200,000
Applied Materials Inc				COM			038222105	124,087 	7,944,085 	x				 				7,944,085
Banco Santander SA				ADR			05964H105	6,917 		590,206 	x				 				590,206
Bank of America Corp				COM			060505104	229,487 	17,215,849 	x				 				17,215,849
Beazer Homes USA Inc				COM			07556Q105	6,250 		1,367,679 	x				 				1,367,679
Brunswick Corp					COM			117043109	24,406 		959,743 	x				 				959,743
CF Industries Holdings Inc			COM			125269100	127,242 	930,196 	x				 				930,196
Citigroup Inc					COM			172967101	338,647 	76,616,856 	x				 				76,616,856
Con-Way Inc.					COM			205944101	35,361 		900,000 	x				 				900,000
CVR Energy Inc					COM			12662P108	36,046 		1,556,374 	x				 				1,556,374
Dean Foods Co					COM			242370104	131,191 	13,119,145 	x				 				13,119,145
Delta Air Lines Inc				COM NEW			247361702	35,208 		3,592,656 	x				 				3,592,656
DR Horton Inc					COM			23331A109	13,045 		1,119,740 	x				 				1,119,740
E-Trade Financial Corp				COM			269246AZ7	66,630 		43,944,000 	x				 				43,944,000
Fifth Third Bancorp				COM			316773100	45,887 		3,306,006 	x				 				3,306,006
Frontier Oil Corp				COM			35914P105	17,916 		611,055 	x				 				611,055
General Motors Corp				JR PFD CNV SRB		37045V209	1,867 		38,740 		x				 				38,740
Goodyear Tire & Rubber Co.			COM			382550101	228,415 	15,248,003 	x				 				15,248,003
Hewlett-Packard Co				COM			428236103	259,370 	6,330,726 	x				 				6,330,726
Holly Corp					COM  PAR $0.01		435758305	2,830 		46,578 		x				 				46,578
International Paper Company			COM			460146103	173,188 	5,738,512 	x				 				5,738,512
KB Home						COM			48666K109	17,278 		1,388,900 	x				 				1,388,900
KLA-Tencor Corp					COM			482480100	75,748 		1,599,067 	x				 				1,599,067
Lam Research Corp				COM			512807108	78,145 		1,379,186 	x				 				1,379,186
Macy's Inc					COM			55616P104	162,848 	6,712,625 	x				 				6,712,625
Manitowoc Company Inc.				COM			563571108	5,221 		238,615 	x				 				238,615
Marathon Oil Corp				COM			565849106	13,328 		250,000 	x				 				250,000
Masco Corp					COM			574599106	5,493 		394,614 	x				 				394,614
Medtronic Inc					COM			585055106	60,444 		1,536,057 	x				 				1,536,057
Merck & Co Inc					COM			58933Y105	74,210 		2,248,120 	x				 				2,248,120
MetLife Inc					COM			59156R108	67,095 		1,500,000 	x				 				1,500,000
Micron Technology Inc.				COM			595112103	139,845 	12,202,840 	x				 				12,202,840
Microsoft Corp					COM			594918104	121,269 	4,781,911 	x				 				4,781,911
Morgans Hotel Group				COM			61748W108	830 		84,647 		x				 				84,647
MPG Office Trust Inc				COM			553274101	17,483 		4,712,361 	x				 				4,712,361
Mueller Water Products Inc.			COM			624758108	41,766 		9,322,792 	x				 				9,322,792
Navistar International Corp			COM			63934E108	47,908 		691,008 	x				 				691,008
Newcastle Investment Corp.			COM			65105M108	3,299 		546,192 	x				 				546,192
Owens Corning					*W EXP 10/30/201	690742127	26 		7,544 		x				 				7,544
Pfizer Inc.					COM			717081103	313,170 	15,419,502 	x				 				15,419,502
PulteGroup Inc					COM			745867101	12,115 		1,637,112 	x				 				1,637,112
Royal Bk Scotland Group PLC			SP ADR L RP PF		780097788	35,377 		1,861,961 	x				 				1,861,961
Royal Bk Scotland Group PLC			SP ADR PREF M		780097796	26,858 		1,560,596 	x				 				1,560,596
Royal Bk Scotland Group PLC			ADR PREF SER N		780097770	57,163 		3,360,579 	x				 				3,360,579
Royal Bk Scotland Group PLC			ADR PFD SER P		780097762	40 		2,400 		x				 				2,400
Royal Bk Scotland Group PLC			ADR PREF SHS Q		780097754	28,891 		1,609,519 	x				 				1,609,519
Royal Bk Scotland Group PLC			ADR PREF SHS R		780097747	81 		4,889 		x				 				4,889
Royal Bk Scotland Group PLC			SP ADR PREF S		780097739	35,054 		2,001,914 	x				 				2,001,914
Royal Bk Scotland Group PLC			SP ADR PREF T		780097713	39,909 		2,028,914 	x				 				2,028,914
Smurfit-Stone Container Corp			COM			83272A104	9,356 		242,063 	x				 				242,063
Suntrust Banks Inc				COM			867914103	42,132 		1,460,899 	x				 				1,460,899
SuperMedia Inc					COM			868447103	2,713 		434,764 	x				 				434,764
Temple-Inland Inc				COM			879868107	29,110 		1,244,036 	x				 				1,244,036
Teradyne Inc					COM			880770102	55,526 		3,117,688 	x				 				3,117,688
Tesoro Corp					COM			881609101	10,732 		400,000 	x				 				400,000
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	25,254 		1,377,000 	x				 				1,377,000
The Hartford Financial Services Group		COM			416515104	25,500 		946,917 	x				 				946,917
The Ryland Group Inc				COM			783764103	3,150 		198,100 	x				 				198,100
United Continental Holdings Inc.		COM			910047109	131,911 	5,737,753 	x				 				5,737,753
UnitedHealth Group Inc				COM			91324P102	63,750 		1,410,399 	x				 				1,410,399
US Airways Group Inc				COM			90341W108	108,415 	12,447,139 	x				 				12,447,139
Valero Energy Corp				COM			91913Y100	76,485 		2,564,890 	x				 				2,564,890
Wells Fargo & Co				COM			949746101	98,002 		3,091,560 	x				 				3,091,560
Yahoo! Inc					COM			984332106	36,524 		2,193,644 	x				 				2,193,644
